Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage		$ 250,000		$ 250,000
Investment income held in trust account		110,000	$ 1,300,000
Payment of taxes				812,000
Net operating loss carryforwards	$ 120	$ 662,000		$ 119,000
Net income loss, description		Basic and diluted net loss per share of Class B common stock for the three months ended June 30, 2020 and 2019 is calculated by dividing the net loss of approximately $2.3 million and net income of $809,000, less income attributable to Class A common stock in the amount of approximately $47,000 and $809,000, resulting in a net loss of approximately $2.3 million and $0, respectively, by the weighted average number of 5.8 million shares of Class B common stock outstanding for the periods.		Basic and diluted net income per share of Class A common stock for the year ended December 31, 2019 is calculated by dividing the investment income earned on the investments held in the Trust Account (approximately $3.9 million, net of funds available to be withdrawn from the Trust Account for payment of taxes, resulting in a total of approximately $2.9 million), by the weighted average number of approximately 23.3 million shares of Class A common stock outstanding for the periods. Basic and diluted net loss per share of Class B common stock for the year ended December 31, 2019
Franchise and income taxes		$ 47,000	$ 809,000
IPO [Member]
Summary of Significant Accounting Policies (Textual)
Aggregate of warrants to purchase common stock		18,310,641
Deferred offering costs		$ 13,360,000		$ 13,360,000
Underwriter discounts		12,770,000		12,770,000
Deferred payment		8,130,000		18,310,641
Professional costs		$ 583,000		$ 583,000
Common Stock Class A
Summary of Significant Accounting Policies (Textual)
Class A common stock subject to conditional redemption		22,168,376		22,366,276
Weighted average number of shares		23,300,000		23,300,000
Net income loss, description		Basic and diluted net income per share of Class A common stock for the six months ended June 30, 2020, and 2019 is calculated by dividing the investment income earned on the investments held in the Trust Account (approximately $870,000 and $1.7 million, respectively, net of funds available to be withdrawn from the Trust Account for payment of franchise and income taxes, resulting in a total of approximately $607,000 and $1.0 million, respectively), by the weighted average number of approximately 23.3 million shares of Class A common stock outstanding for the periods. Basic and diluted net loss per share of Class B common stock for the six months ended June 30, 2020 and 2019 is calculated by dividing the net loss of approximately $2.0 million and net income of $1.0 million, less income attributable to Class A common stock in the amount of approximately $607,000 and $1.0 million, resulting in a net loss of approximately $2.0 million and $0, respectively, by the weighted average number of 5.8 million shares of Class B common stock outstanding for the periods.
Common Stock Class B
Summary of Significant Accounting Policies (Textual)
Weighted average number of shares				5,800,000
Net loss				$ 565,000